CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2011 Common Class A	Dec. 31, 2010 Common Class A	Dec. 31, 2010 Common Class B	Dec. 31, 2011 Common Class C	Dec. 31, 2010 Common Class C	Dec. 31, 2011 Class E shares	Dec. 31, 2010 Class E shares	Dec. 31, 2011 Class B1 Common Class B	Dec. 31, 2011 Class B2 Common Class B
Class D preferred shares, par value		€ 0.01		€ 0.01
Ordinary shares, authorized	50,437,500	50,437,500	50,437,500	50,437,500	50,437,500	50,437,500	50,437,500	11,250,000	11,250,000	50,437,500	50,437,500	37,828,125	12,609,375
Class D preferred shares, shares authorized	12,000,000	12,000,000	12,000,000	12,000,000
Ordinary shares, issued					16,200,000	16,200,000	12,600,000			7,200,000	7,200,000	9,316,224	3,283,776
Class D preferred shares, shares issued	12,000,000	12,000,000	12,000,000	12,000,000
Class D preferred shares, shares outstanding	12,000,000	12,000,000	12,000,000	12,000,000
Class D preferred shares, Aggregate preference in liquidation	$ 194,065		$ 194,065
Ordinary shares, par value		€ 0.01		€ 0.01
Ordinary shares, outstanding					16,200,000	16,200,000	12,600,000			7,200,000	7,200,000	9,316,224	3,283,776